Subsequent Events	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
27.	SUBSEQUENT EVENTS

Matters described in this Note relate to an evaluation of subsequent events which was conducted through the date of issuance of the financial statements.

Privatization transaction

On March 16, 2015 the Company was advised by Ningxia Yilida and Ningxia that Ningxia Yilida, Ningxia, Oriental Hongtai (Hong Kong) Limited, Orient Hongzhi (Hong Kong) Limited and Hao Ding International Limited entered into a new consortium agreement to form a consortium in connection with the proposed going-private transaction, pursuant to which they agreed, among other things, to jointly make a proposal to the Company for a going-private transaction, deal exclusively with each other in pursuing the going-private transaction, and cooperate with respect to the going-private transaction.

On April 3, 2015 the Company entered into an agreement and plan of merger (the “Agreement”) with Capitalhold Limited (“Parent”), a special purpose vehicle wholly owned by the members of the consortium, and Capitalcorp Limited, a wholly owned subsidiary of Capitalhold Limited. Pursuant to the Agreement, Parent will acquire the Company for cash consideration of US$3.55 per ordinary share and US$7.10 per ADS. The going-private transaction, which is currently expected to close in the second half of 2015, is subject to customary closing conditions, including approval by the affirmative vote of shareholders holding two-thirds or more of the votes represented by the ordinary shares of the Company (including ordinary shares represented by ADSs). If completed, the going-private transaction will result in the Company being a privately-held company, and the Company’s ADSs will no longer be listed on the NASDAQ.

Early repayment of long-term borrowings

In February and March 2015, the Group issued repayment notices to Shanghai Commercial & Savings Bank for the early repayment of long-term borrowings existing as of December 2014. The outstanding long term borrowings of USD97.0 million (equivalent to RMB593.5 million) were originally due in March 2016 and carry an interest rate of 2.75% per annum. The borrowing was collateralized by pledging certain RMB denominated time deposits over one year and short-term investments in an aggregate amount of RMB648.9 million, which earned interest at rates ranging from 0.35% to 4.95% per annum.